NATURE OF THE ORGANIZATION AND BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

NOTE 1 – NATURE OF THE ORGANIZATION AND BUSINESS

TruGolf Holdings, Inc. (the “Company” or “TruGolf”), is a Delaware corporation headquartered in Centerville, Utah. The Company and its wholly-owned subsidiary, have historically been engaged in creating indoor golf software and custom hardware as well as establishing and selling franchises that would use the Company’s indoor golf and recreational sports simulators and other equipment. The Company sells its software and custom hardware directly to customers and its franchise owners.

Reverse Stock Split

On June 23, 2025, the Company filed a Certificate of Amendment to the Company’s Amended and restated Certificate of Incorporation with the Secretary of the State of Delaware to effect a 1-for-50 reverse stock split of the Class A and Class B shares of the Company’s issued and outstanding common stock, effective as of 12:01 a.m. Eastern Time on June 23, 2025 (the “Reverse Stock Split”) and began trading on a Reverse Stock Split-adjusted basis on Nasdaq on June 23, 2025. As a result of the Reverse Stock Split, the number of Class A common shares outstanding was reduced from 40,532,150 to 810,617 and the number of Class B common shares outstanding was reduced from 10,000,000 to 200,000, and the number of authorized shares of common stock remained unchanged. All share amounts have been retroactively adjusted for the Reverse Stock Split.

Proportionate adjustments for the Reverse Stock Split were made to the exercise prices and number of shares issuable under the Company’s equity incentive plans, and the number of shares underlying outstanding equity awards and warrants, as applicable. See Note 13 - Stockholders’ Equity for information and disclosures relating to adjustments related to the Reverse Stock Split.

Nasdaq Compliance

On July 15, 2024, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that since it failed to file its Form 10-Q for the period ended March 31, 2024 it no longer complied with Nasdaq Listing Rule 5250(c)(1). The deficiency letter did not result in the immediate delisting of the Company’s common stock from the Nasdaq Capital Market. On August 14, 2024, the Company filed its Quarterly Report in the Form 10-Q for the period ended March 31, 2024 and the Company regained compliance with the applicable Nasdaq rule.

On August 19, 2024, the Company received a delist notice from the staff of the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the listing of its Class A common stock was not in compliance with: (i) the minimum Market Value of Publicly Held Shares requirement set forth in Nasdaq Listing Rule 5450(b)(2)(C); and (ii) the minimum shareholders’ equity requirement set forth in Nasdaq Listing Rule 5450(b)(1)(A).

On November 5, 2024, the Company received a delist notice from the Staff notifying the Company that the listing of its Class A common stock was not in compliance with the minimum bid price requirement of $1.00 per share set forth in Nasdaq Listing Rule 5450(a)(1).

The Company requested a hearing before a Nasdaq hearing panel (the “Panel”) to present a plan to regain compliance with all the continued listing requirements of Nasdaq and such hearing was held May 15, 2025. On May 30, 2025, the Panel provided the Company an exception with various milestones to regain compliance, including with Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”) until July 8, 2025 and the minimum Market Value of Publicly Held Shares requirement and minimum shareholders’ equity requirement until July 30, 2025. In addition, the Panel directed that the Company’s listing be transferred to the Nasdaq Capital Market, effective at the open of business on June 3, 2025.

On July 17, 2025, the Staff confirmed that the Company had regained compliance with the Bid Price Rule as required by the Panel’s decision.

On August 1, 2025, the Company received a letter from Nasdaq notifying the Company that it had demonstrated compliance with Nasdaq Listing Rule 5550(b)(1) (the “Equity Rule”), as required by the Panel’s decision, and, following the Company’s phase down to the Nasdaq Capital Market on June 3, 2025, the Company demonstrated compliance with the minimum market value of publicly held securities required by Nasdaq Listing Rule 5550(a)(5).

Pursuant to the letter, in application of Listing Rule 5815(d)(4)(B), the Company will be subject to a Mandatory Panel Monitor for a period of one year from the date of the letter. If, within that one-year monitoring period, the Staff finds the Company again out of compliance with the Equity Rule, notwithstanding Rule 5810(c)(2), the Company will not be permitted to provide the Staff with a plan of compliance with respect to that deficiency and Staff will not be permitted to grant additional time for the Company to regain compliance with respect to that deficiency, nor will the company be afforded an applicable cure or compliance period pursuant to Rule 5810(c)(3). Instead, Staff will issue a delist determination letter and the Company will have an opportunity to request a new hearing.

Liquidity

The accompanying unaudited condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and satisfying liabilities in the normal course of business. At June 30, 2025, the Company has an accumulated deficit of approximately $27 million and working capital surplus of approximately $2.8 million. For the three and six months ended June 30, 2025, the Company had a loss from operations of approximately $1.9 million and $3.1 million, respectively, and negative cash flows from operations of approximately $1.4 million. Although the Company is showing positive revenue growth and gross profit trends, the Company expects to incur further losses through the end of 2025.

To date the Company has been funding operations primarily through the reinvestment of free cash flows generated from its business operations, sale of equity in private placements, convertible debt instruments and revenues generated by the Company’s services. During the six months ended June 30, 2025, the Company received $2.5 million in proceeds from the issuance of convertible notes (the “PIPE Convertible Notes”), net of $280,000 in original issue discounts, from a PIPE Convertible Note.

Based on its current cash resources and commitments, the Company believes it will be able to maintain its current planned development and corresponding level of expenditure for at least twelve months from the date of the issuance of these consolidated financial statements, although no assurance can be given that it will not need additional funds prior to such time.

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the unaudited condensed consolidated financial statements do not necessarily purport to represent realizable or settlement values. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 – NATURE OF THE ORGANIZATION AND BUSINESS

Nature of the Business

For over 40 years, TruGolf Holdings, In. (including its subsidiaries “the Company”, “we”, “us”, or “our”) has been creating indoor golf software and hardware and are focused on both the residential and commercial golf simulation industries. We design, develop, manufacture and sell golf simulators for residential and commercial applications. We offer portable, professional, commercial and custom simulators. In addition, to bundling our software with our simulators, we offer our E6 Connect and E6 Apex software as well as other gaming software on a standalone basis. We have leveraged the power of our hardware and software platform to create a collection of multi-sport games including football, soccer, soccer golf, frisbee golf, zombie dodgeball, and cowboy target practice.

TruGolf Nevada has been creating indoor golf software for 40 years. We began as a subsidiary of Access Software, Inc., a video game developer based in Salt Lake City, Utah (“Access Software”), which was co-founded in November 1982, by Christopher Jones, the Company’s largest stockholder, Chief Executive Officer, President and Chairman. In April 1999, Access Software was purchased by Microsoft Corp., for its expertise in golf software development. Following the acquisition, the core programming and graphics team of Links™, which created Links LS 1999, one of the bestselling PC sports games of 1999, were spun out to TruGolf Nevada.

Since 1999, we have focused on establishing residential and commercial golf simulation as a viable industry, and since 2007, we have focused on fabricating custom golf simulators for luxury clients. Part of our initial strategy included partnering with hardware inventors to provide them world class software. Over time, we found that it was not viable to rely on these early hardware inventors alone, we also began building and selling our own hardware. In addition, we are working with a video game company to utilize their new dynamic graphics engine which will enable us to bring photorealistic golf courses to life through our E6 software (discussed below). In addition, we have developed multiple sources and 3rd party manufacturers for the raw materials or parts for our products, including but not limited to, steel or aluminum frames, fabric, turf, screens, projectors, PCs, cameras, lasers, infrared sensors, and supporting subsystems. The availability of the frames and fabric from our principal provider, Allied ES&A, has been increased as they have moved into a much larger facility directly located in a large employee base community and we have entered into negotiations with a second supplier in order to provide alternative sourcing if needed. A third supplier, Impact Signs, has also been used in the past and TruGolf Nevada believes that it could purchase turf, and screen supplies from them as well if needed. Both turf (Controlled Products), and screen suppliers (Allied), are so specialized that we have come to rely on one vendor for each, respectively. Turf particularly experienced some delivery delays in 2022 that have been rectified, additional inventory has been secured locally, and our highest volume portable simulators have been redesigned to use less raw materials from that vendor, while adding an improved hitting surface from a second vendor, Real Feel, to mitigate risk. Negotiations with a second supplier of screen materials is in progress. Projectors (TV Specialists), PCs, lasers, IR sensors and other systems come from multiple suppliers with no historical delay in supply. We have 2 primary suppliers of cameras, IDS and Basler, and have integrated products from both in the new Apogee unit to ensure the greatest availability possible.

The Company is an “emerging growth company” as that term is used in the Jumpstart our Business Startups Act of 2012, and as such, has elected to comply with certain reduced public company reporting requirements.

Corporate History

On January 31, 2024 the Company completed the previously announced business combination pursuant to the terms of the Agreement and Plan of Merger, dated as of July 21, 2023 (as amended, the “Merger Agreement”), which provided for, Merger Sub to merge with and into TruGolf Nevada, with TruGolf Nevada surviving as a direct, wholly owned subsidiary of Deep Medicine Acquisition Corp. (“DMAQ”), a Delaware corporation and TruGolf’s predecessor company as a consequence of the merger (together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). In connection with the consummation of the Business Combination, DMAQ changed its name to TruGolf Holdings, Inc. TruGolf Holdings, Inc.’s Class A common stock commenced trading on The Nasdaq Global Market under the ticker symbol “TRUG” on February 1, 2024.

Trugolf Holdings, Inc. (f/k/a Deep Medicine Acquisition Corp.) (the “Company” or “TruGolf”, “we”, “us”) was incorporated on July 8, 2020 as a Delaware corporation and formed for the purpose of effecting a business combination, with no material operation of its own. Our operations are conducted through our subsidiary TruGolf, Inc., a Nevada Corporation (“TruGolf Nevada”). TruGolf Nevada was formed as a Utah corporation on October 4, 1995, under the name “TruGolf, Incorporated”. TruGolf Nevada’s original business plan was the creation of golfing video games. On June 9, 1999, the TruGolf Nevada changed its name to “TruGolf, Inc.” Effective on April 26, 2016, TruGolf Nevada filed Articles of Merger with the State of Utah, Department of Commerce, and on April 28, 2016, TruGolf Nevada filed Articles of Merger with the Secretary of State of Nevada, pursuant to which TruGolf, Inc., a Utah corporation, merged with and into TruGolf Nevada, pursuant to a Plan of Merger. TruGolf Nevada was the surviving corporation in the merger. In connection with the Plan of Merger, TruGolf Nevada affected a four-for-one forward stock split of its outstanding common stock.

On May 10, 2024 the Company formed TruGolf Links Franchising, LLC (“Links”), a wholly owned subsidiary in the state of Delaware. Links has a sole member, TruGolf, Inc. Links was formed to establish and sell franchises that would use the Company’s indoor golf and recreational sports simulators and other equipment. Links offers a Service Area franchise agreement for a single location. It also offers a regional developer franchise agreement that allows the franchisee to sell franchises within its region. The upfront fees range from $45,000 to $100,000. Links has received proceeds of $500,000 from its CEO and $75,000 from a third party to purchase the franchise rights to some regions yet to be determined. As of September 30, 2024, the Company recorded $575,000 of deferred revenue and incurred $306,539 of expenses that are included in selling, general and administrative category.

Material Agreements

On February 2, 2024, the Company executed a securities purchase agreement (the “Purchase Agreement”) with certain investors (together, the “PIPE Investors”), and pursuant to the terms and conditions of the Purchase Agreement, the PIPE Investors agreed to purchase from the Company (i) senior convertible notes in the aggregate principal amount of up to $15,500,000 (the “PIPE Convertible Notes”), (ii) Series A warrants to initially purchase 28,182 shares of the Company’s Class A common stock (the “Series A Warrants”); and (iii) Series B warrants to initially purchase 31,000 shares of the Company’s Class A common stock (the “Series B Warrants,” and collectively with the Series A Warrants, the “PIPE Warrants”)(the “PIPE Financing”). See Note 11 – PIPE Convertible Notes for additional details on the PIPE Convertible Notes. See Note 17 – Stockholders’ Deficit for warrants issued and deemed to be derivative liabilities.

Nasdaq Compliance

On July 15, 2024, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that since it failed to file its Form 10-Q for the period ended March 31, 2024 it no longer complied with Nasdaq Listing Rule 5250(c)(1). The deficiency letter did not result in the immediate delisting of the Company’s common stock from the Nasdaq Capital Market. On August 14, 2024, the Company filed its Quarterly Report in the Form 10-Q for the period ended March 31, 2024 and the Company regained compliance with the applicable Nasdaq rule.

On August 19, 2024, the Company received a written notification (the “ Equity Notice”) from the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that, based on the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2024, the Company’s stockholders’ equity was ($10,508,104), and therefore, the Company was not in compliance with Nasdaq’s Listing Rule 5450(b)(1)(A), which requires a $10,000,000 minimum stockholders’ equity standard (the “Global Equity Standard”).

Pursuant to Nasdaq Marketplace Rule 5810(c)(2)(C), the Company was provided 45 calendar days, or until November 18, 2024, to supply a specific plan to regain compliance with all Nasdaq Global Market listing requirements and the Company’s time frame to complete its plan. The Company submitted its plan of compliance on November 18, 2024, which was accepted by the Staff, and Nasdaq granted an extension of 180 calendar days from the date of the Equity Notice, or until March 31, 2025, to evidence compliance. On April 2, 2025, the Company received a delist determination letter from the Staff (the “Nasdaq Notice”) advising the Company that the Staff had determined that the Company had not regained compliance with the Global Equity Standard. Accordingly, the Staff indicated that unless the Company requests a hearing panel (a “Panel”) appeal of the delist determination by April 9, 2025, its securities would be delisted on April 11, 2025.

On April 9, 2025, the Company appealed Nasdaq’s determination to a Panel pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities pending the Panel’s decision.

On November 5, 2024, the Company received a written notification (the “Bid Notice”) from the Staff notifying the Company that, for the 30 consecutive business days ended November 4, 2024, the Company’s security did not maintain a minimum bid price of $1 per share. Nasdaq stated in its letter that in accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has a compliance period of 180 calendar days from the date of the Bid Notice (the “Compliance Period”), and that it may regain compliance if the closing bid on the Company’s security is at least $1 for a minimum of ten consecutive days during the Compliance Period, which will end May 5, 2025. If the Company chooses to implement a reverse stock split, it must complete the split no later than 10 business days prior to the expiration of the Compliance Period, in order to regain compliance.

On November 5, 2024, the Company received an additional written notice (the “MVPHS Notice”) from the Staff notifying the Company that, for 30 consecutive business days ended August 8, 2024, the Company’s market value of publicly held securities (“MVPHS”) closed below the $15,000,000 MVPHS threshold required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(C) (the “MVPHS Rule”). Nasdaq stated in its letter that in accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has a compliance period of 180 calendar days from the date of the MVPHS Notice, and it may regain compliance if at any time during the Compliance Period the MVPHS closes at $15,000,000 or more for a minimum of ten consecutive business days.

Liquidity

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and satisfying liabilities in the normal course of business. At December 31, 2024, the Company has an accumulated deficit of approximately $21 million and working capital deficit of approximately $982,000. For the year ended December 31, 2024, the Company had a loss from operations of approximately $2.1 million and negative cash flows from operations of approximately $4.0 million. Although the Company is showing positive revenue growth and gross profit trends, the Company expects to incur further losses through the end of 2025.

To date the Company has been funding operations primarily through the reinvestment of free cash flows generated from our business operations, sale of equity in private placements, PIPE convertible debt instruments and revenues generated by the Company’s services. During the year ended December 31, 2024, the Company received $9,045,000 in proceeds from the issuance of PIPE Convertible Notes, net of $1,005,000 in original issue discounts, from a PIPE Convertible Note, $2,000,000 in proceeds from a loan payable with the Company’s Chief Executive Officer, and $103,818 in net proceeds from the Company’s trust account which was disbursed in connection with the Business Combination.

Based on its current cash resources and commitments, the Company believes it will be able to maintain its current planned development and corresponding level of expenditure for at least twelve months from the date of the issuance of these consolidated financial statements, although no assurance can be given that it will not need additional funds prior to such time.